Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 21,674	$ 8,968
Short-term deposits	221	101
Trade receivables, net	5,507	2,904
Other accounts receivable	1,427	1,505
Total current assets	28,829	13,478
NON-CURRENT ASSETS:
Restricted deposit		1,007
Long-term prepaid expenses		1,345
Long-term deposit	168	146
Leased systems	5,491	4,690
System components and other property and equipment	4,248	2,936
Total non-current assets	9,907	10,124
Total assets	38,736	23,602
CURRENT LIABILITIES:
Trade payables	1,320	2,243
Other accounts payable	3,379	3,459
Deferred revenues	1,305	1,333
Loan from bank		750
Liability in respect of research and development grants	714	554
Total current liabilities	6,718	8,339
NON-CURRENT LIABILITIES:
Loan from bank		2,083
Deferred revenues and other liabilities	2,353	1,108
Liability in respect of research and development grants	5,367	4,980
Warrants	78	140
Total non-current liabilities	7,798	8,311
EQUITY:
Share capital	233	171
Share premium	93,649	67,193
Share-based payment	4,435	3,357
Adjustments arising from translating financial statements from functional currency to presentation currency	(2,188)	(2,188)
Accumulated deficit	(71,909)	(61,581)
Total equity	24,220	6,952
Total equity and liabilities	$ 38,736	$ 23,602